Risk and uncertainties	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
Risk and uncertainties
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. Risk and uncertainties
At the date of approval of the condensed consolidated financial statements, the
SARS-CoV-2
virus responsible for
COVID-19
remains unabated and continues to impact the globe and India. Since March 2021, India has experienced a “second wave” of
COVID-19,
including a significant surge of
COVID-19
cases following the discovery of a mutant coronavirus variant in the country. While the initial lockdown imposed in March 2020 in response to the first outbreak of
COVID-19
in India has been lifted, regional lockdowns continue to be implemented in areas with a significant number of
COVID-19
cases. The impact of
COVID-19,
including changes in customer behavior and pandemic-related concerns, as well as restrictions on business and individual activities, has led to significant volatility in global and Indian financial markets and a significant decrease in global and local economic activity. The slowdown during the year led to a decrease in loan originations, third party products sales, credit and debit card use by customers and collection effort efficiency. This may lead to a rise in the number of customer defaults and consequently an increase in provisions. The extent to which the
COVID-19
pandemic, will continue to impact the Bank’s results will depend on ongoing as well as future developments, which are highly uncertain, including, among other things, any new information concerning the severity of the
COVID-19
pandemic and any action to contain its spread or mitigate its impact whether government-mandated or elected by us.
On September 3, 2020, a securities class action lawsuit was filed against the Bank and certain of its current and former directors in the United States District Court for the Eastern District of New York. The complaint was amended on February 8, 2021. The amended complaint alleges that the Bank, its former managing director, Mr. Aditya Puri, and the present managing director and CEO, Mr. Sashidhar Jagdishan made materially false and misleading statements regarding certain aspects of the Bank’s business and compliance policies, which the complaint alleges resulted in the Bank’s ADS price declining on July 13, 2020, thereby allegedly causing damage to the Bank’s investors. The Bank’s motion to dismiss the suit was filed on April 9, 2021, to which the lead plaintiff served its brief in opposition on June 8, 2021. The Bank, on July 23, 2021, through its legal counsel, has filed the reply memorandum of law in further support of the motion to dismiss the securities class action suit. Given the uncertainty inherent in these matters, and based on an assessment made after taking appropriate legal advice, at this point in time, the Bank does not believe that the ultimate outcome of this matter will be materially unfavorable to the Bank. Accordingly, no liability has been recorded in the Bank’s consolidated financial statements. The Bank intends to continue to vigorously defend against the allegations.